Schedule of Prepaid Expenses and Other Receivable (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Prepaid expenses	$ 101,399	$ 202,294	$ 984,934
Other receivables	62,008	17,415	41,265
Prepaid expenses and other receivables	$ 163,407	$ 219,709	$ 1,026,199